CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
LifeSci Acquisition II Corp
Operating Costs and Expenses	$ 1,000	$ 591,846
Loss from operations	(1,000)	(591,846)
Nonoperating Income (Expense) [Abstract]
Interest earned on investments held in Trust Account		30,397
Total other income		30,397
Net loss	$ (1,000)	$ (561,449)
Common Stock Subject to Mandatory Redemption [Member] | LifeSci Acquisition II Corp
Nonoperating Income (Expense) [Abstract]
Weighted average shares outstanding		8,009,041
Basic and diluted net loss per common stock	$ 0.00	$ 0.00
Non-redeemable common stock | LifeSci Acquisition II Corp
Nonoperating Income (Expense) [Abstract]
Net loss	$ (1,000)	$ (561,449)
Weighted average shares outstanding	1,875,000	1,951,216
Basic and diluted net loss per common stock	$ 0.00	$ (0.29)